UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2015

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.4%
Fox Factory Holding Corp.	73,445	$1,238,282	*
Gentherm Inc.	42,376	1,903,530	*

Total Auto Components		3,141,812

Distributors - 2.0%
Core-Mark Holding Co. Inc.	70,503	4,614,421

Diversified Consumer Services - 0.7%
LifeLock Inc.	168,580	1,476,761	*

Hotels, Restaurants & Leisure - 3.2%
Buffalo Wild Wings Inc.	31,137	6,022,830	*
Noodles & Co.	80,205	1,135,703	*

Total Hotels, Restaurants & Leisure		7,158,533

Media - 2.7%
Lions Gate Entertainment Corp.	166,566	6,129,629

Specialty Retail - 4.0%
Hibbett Sports Inc.	85,201	2,982,887	*
Monro Muffler Brake Inc.	75,976	5,132,179
Stage Stores Inc.	93,660	921,614

Total Specialty Retail		9,036,680

TOTAL CONSUMER DISCRETIONARY		31,557,836

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
Casey’s General Stores Inc.	55,482	5,710,207

ENERGY - 1.2%
Energy Equipment & Services - 1.2%
Newpark Resources Inc.	241,422	1,236,080	*
TETRA Technologies Inc.	256,314	1,514,816	*

TOTAL ENERGY		2,750,896

FINANCIALS - 9.8%
Banks - 4.7%
Old National Bancorp	141,330	1,968,727
SVB Financial Group	39,538	4,568,220	*
Western Alliance Bancorp	128,690	3,952,070	*

Total Banks		10,489,017

Capital Markets - 3.0%
Financial Engines Inc.	119,071	3,509,022
WisdomTree Investments Inc.	208,358	3,360,815

Total Capital Markets		6,869,837

Insurance - 0.9%
American Equity Investment Life Holding Co.	85,729	1,998,343

Real Estate Management & Development - 1.2%
Jones Lang LaSalle Inc.	19,474	2,799,777

TOTAL FINANCIALS		22,156,974

HEALTH CARE - 19.1%
Biotechnology - 1.2%
Acorda Therapeutics Inc.	63,050	1,671,455	*
MiMedx Group Inc.	121,290	1,170,449	*

Total Biotechnology		2,841,904

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 4.3%
Endologix Inc.	142,972	$1,752,837	*
Insulet Corp.	137,740	3,568,843	*
Integra LifeSciences Holdings Corp.	44,809	2,668,376	*
Novadaq Technologies Inc.	130,049	1,356,411	*
Penumbra Inc.	8,021	321,642	*

Total Health Care Equipment & Supplies		9,668,109

Health Care Providers & Services - 2.2%
Accretive Health Inc.	138,700	343,976	*
Diplomat Pharmacy Inc.	35,198	1,011,239	*
Mednax Inc.	46,960	3,606,058	*

Total Health Care Providers & Services		4,961,273

Health Care Technology - 5.3%
athenahealth Inc.	39,790	5,305,997	*
Medidata Solutions Inc.	128,491	5,410,756	*
Vocera Communications Inc.	101,196	1,154,646	*

Total Health Care Technology		11,871,399

Life Sciences Tools & Services - 5.1%
Cambrex Corp.	26,635	1,056,877	*
ICON PLC	107,322	7,616,642	*
INC Research Holdings Inc., Class A Shares	71,715	2,868,600	*

Total Life Sciences Tools & Services		11,542,119

Pharmaceuticals - 1.0%
Pacira Pharmaceuticals Inc.	52,924	2,175,177	*

TOTAL HEALTH CARE		43,059,981

INDUSTRIALS - 12.6%
Aerospace & Defense - 2.2%
Orbital ATK Inc.	68,549	4,926,617

Air Freight & Logistics - 0.8%
XPO Logistics Inc.	77,427	1,845,085	*

Building Products - 1.8%
Trex Co. Inc.	122,497	4,082,825	*

Commercial Services & Supplies - 2.5%
Copart Inc.	80,647	2,653,286	*
US Ecology Inc.	66,016	2,881,599

Total Commercial Services & Supplies		5,534,885

Construction & Engineering - 0.2%
Quanta Services Inc.	21,743	526,398	*

Machinery - 3.9%
Chart Industries Inc.	76,499	1,469,546	*
IDEX Corp.	51,030	3,638,439
Tennant Co.	66,132	3,715,296

Total Machinery		8,823,281

Professional Services - 0.4%
RPX Corp.	68,552	940,533	*

Trading Companies & Distributors - 0.8%
H&E Equipment Services Inc.	106,300	1,777,336

TOTAL INDUSTRIALS		28,456,960

INFORMATION TECHNOLOGY - 37.6%
Electronic Equipment, Instruments & Components - 5.0%
FEI Co.	67,701	4,944,881
MTS System Corp.	47,511	2,855,886
OSI Systems Inc.	45,140	3,473,975	*

Total Electronic Equipment, Instruments & Components		11,274,742

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Internet Software & Services - 11.7%
comScore Inc.	75,167	$3,468,957	*
Cornerstone OnDemand Inc.	103,534	3,416,622	*
Cvent Inc.	53,912	1,814,678	*
Envestnet Inc.	62,056	1,859,818	*
GrubHub Inc.	52,550	1,279,067	*
LivePerson Inc.	215,655	1,630,352	*
Marketo Inc.	146,372	4,159,892	*
MercadoLibre Inc.	29,712	2,705,575
New Relic Inc.	12,383	471,916	*
OPOWER Inc.	79,876	711,695	*
Wix.com Ltd.	42,219	735,455	*
XO Group Inc.	58,330	824,203	*
Zillow Group Inc., Class A Shares	39,543	1,136,071	*
Zillow Group Inc., Class C Shares	79,086	2,135,322	*

Total Internet Software & Services		26,349,623

IT Services - 3.2%
Cardtronics Inc.	54,989	1,798,140	*
MAXIMUS Inc.	93,026	5,540,629

Total IT Services		7,338,769

Semiconductors & Semiconductor Equipment - 3.1%
Integrated Device Technology Inc.	153,903	3,124,231	*
Monolithic Power Systems Inc.	55,510	2,842,112
Ultratech Inc.	57,602	922,784	*

Total Semiconductors & Semiconductor Equipment		6,889,127

Software - 14.6%
Aspen Technology Inc.	111,193	4,215,326	*
Barracuda Networks Inc.	137,299	2,139,118	*
BroadSoft Inc.	87,491	2,621,230	*
Fortinet Inc.	132,218	5,616,620	*
HubSpot Inc.	24,927	1,155,865	*
Imperva Inc.	70,464	4,613,983	*
MINDBODY Inc., Class A Shares	72,860	1,138,802	*
Monotype Imaging Holdings Inc.	109,490	2,389,072
Qualys Inc.	78,421	2,231,862	*
Solarwinds Inc.	88,432	3,470,072	*
Varonis Systems Inc.	33,024	514,514	*
Verint Systems Inc.	68,046	2,936,185	*

Total Software		33,042,649

TOTAL INFORMATION TECHNOLOGY		84,894,910

MATERIALS - 1.5%
Chemicals - 1.1%
Balchem Corp.	40,500	2,461,185

Metals & Mining - 0.4%
Compass Minerals International Inc.	12,115	949,453

TOTAL MATERIALS		3,410,638

UTILITIES - 1.0%
Electric Utilities - 1.0%
ITC Holdings Corp.	65,735	2,191,605

TOTAL COMMON STOCKS (Cost - $165,183,505)		224,190,007

PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Turn Inc., Series E Shares	73,522	361,728	(a)(b)(c)*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
AppDynamics Inc., Series E Shares	47,565	$634,993	(a)(b)(c)*
Datastax Inc.	62,696	321,630	(a)(b)(c)*
DocuSign Inc.	44,047	673,479	(a)(b)(c)*

TOTAL INFORMATION TECHNOLOGY		1,630,102

TOTAL PREFERRED STOCKS (Cost - $2,375,160)		1,991,830

TOTAL INVESTMENTS - 100.2% (Cost - $167,558,665#)		226,181,837
Liabilities in Excess of Other Assets - (0.2)%		(490,584)

TOTAL NET ASSETS - 100.0%		$225,691,253

*	Non-income producing security.

(a)	Restricted Security (See Note 3).

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$224,190,007	—	—	$224,190,007
Preferred stocks:
Consumer discretionary	—	—	$361,728	361,728
Information technology	—	—	1,630,102	1,630,102

Total investments	$224,190,007	—	$1,991,830	$226,181,837

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$76,179,440
Gross unrealized depreciation	(17,556,268)

Net unrealized appreciation	$58,623,172

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at September 30, 2015	Value per Share	Percent of Net Assets	Distributions Received
Turn Inc., Series E Shares	73,522	13-Dec	$613,174	$361,728	$4.92	0.16%	—
AppDynamics Inc., Series E Shares	47,565	14-Jul	470,998	$634,993	13.35	0.28%	—
Datastax Inc.	62,696	14-Aug	449,994	$321,630	5.13	0.14%	—
DocuSign Inc.	44,047	15-Apr	840,994	$673,479	15.29	0.30%

			$2,375,160	$1,991,830		0.88%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015